Employee Benefits - Summary of Cash Contributions and Payments made by Bank to Principal Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Contributions	$ 449	$ 581
SPP [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	184	320
All other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	80	85
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	59	73
Defined contribution pension and other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	$ 126	$ 103